Goodwill and Intangible Assets - Goodwill Allocated to CGUs (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	CAD 0	CAD 0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	5,183,000,000	5,317,000,000	CAD 4,646,000,000
SLF Canada, Individual | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,066,000,000	1,066,000,000
SLF Canada, Group retirement services | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	453,000,000	453,000,000
SLF Canada, Group benefits | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,054,000,000	1,054,000,000
SLF US, Employee benefits group | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,043,000,000	1,112,000,000
SLF Asia | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	655,000,000	686,000,000
SLF Asset Management, MFS | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	481,000,000	510,000,000
SLF Asset Management, SLIM | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	248,000,000	257,000,000
Corporate, UK | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	CAD 183,000,000	CAD 179,000,000
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Price-to-earnings multiples used for valuation	11.0
Price-to-assets-under-management multiples used for valuation	1.30%
CGU discount rate	9.00%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Price-to-earnings multiples used for valuation	12.0
Price-to-assets-under-management multiples used for valuation	2.20%
CGU discount rate	12.50%
Income approach | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Future sales projection for valuation, in years	10 years
Income approach | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Future sales projection for valuation, in years	15 years